Financial Instruments - Financial position classified by level of the fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Financial assets fair value through profit or loss	$ 17,083	$ 33,874
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial liabilities fair value through profit or loss	7,610	7,424
Loan payable | Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss	7,610	7,424
FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	12,958	27,844
FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	2,966	2,435
FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	1,159	3,595
Equity securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	5,764	4,033
Equity securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	2,798	1,598
Equity securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	2,966	2,435
Equity securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss		774
Debt securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss		774
Debt securities | FVTOCI
Financial Instruments
Financial assets fair value through profit or loss	10,160	26,246
Debt securities | FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	10,160	26,246
Debt securities | FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Investment funds | FVTPL
Financial Instruments
Financial assets fair value through profit or loss		1,675
Investment funds | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss		1,675
Long-term loan receivable | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	1,159	1,146
Long-term loan receivable | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	0	0
Long-term loan receivable | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	0
Long-term loan receivable | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	$ 1,159	$ 1,146